INCOME TAXES	9 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXESThe effective tax rates for the three months ended September 30, 2020 and 2019 were positive 1.5% and negative 303.8%, respectively. The current period effective tax rate reflects the inability to record tax benefits on pre-tax losses in certain jurisdictions, and the minimal discrete tax benefit related to the pre-tax loss of $1,207 million due to the remeasurement to fair value of the investment in Nikola Corporation, calculated in accordance with the applicable jurisdictional tax laws, the effects of which were partially offset by the impact of net discrete tax benefits. The discrete tax benefits were primarily non-cash and included $82 million related to the recognition of certain deferred tax assets, primarily based on the recent profit history and expected future profitability of consolidated tax reporting groups in certain jurisdictions. The effective tax rate for the three months ended September 30, 2019 was primarily attributable to releasing a significant portion of the valuation allowance previously recorded against the net Italian deferred tax assets, which resulted in a discrete tax benefit of $539 million.
The effective tax rates for the nine months ended September 30, 2020 and 2019 were positive 10.6% and negative 24.6%, respectively. The current period effective tax rate reflects the inability to record tax benefits on pre-tax losses in certain jurisdictions and the goodwill impairment related to the Company’s construction segment, the effects of which were partially offset by the minimal discrete tax charge related to the pre-tax gain of $268 million due to the remeasurement to fair value of the investment in Nikola Corporation, calculated in accordance with the applicable jurisdictional tax laws, and the effect of net discrete tax benefits. The discrete tax benefits were primarily non-cash and included $82 million related to the recognition of certain deferred tax assets, largely based on the recent profit history and expected future profitability of consolidated tax reporting groups in certain jurisdictions. The effective tax rate for the nine months ended September 30, 2019 was primarily attributable to releasing a significant portion of the valuation allowance previously recorded against the net Italian deferred tax assets, which resulted in a discrete tax benefit of $539 million.
As in all financial reporting periods, the Company assessed the realizability of its various deferred tax assets, which relate to multiple tax jurisdictions in all regions of the world. It is possible assessment changes could occur within the next 12 months, with those changes potentially having a material impact on the Company’s results of operations.
The Company is subject to income taxes and, therefore, routinely encounters income tax audits in many tax jurisdictions of the world. As various ongoing audits are concluded, or as the applicable statutes of limitations expire, it is possible the Company’s amount of unrecognized tax benefits could change during the next twelve months. Those changes, however, are not expected to have a material impact on the Company’s results of operations, balance sheet, or cash flows.